UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 12b-25 NOTIFICATION OF LATE FILING

SEC FILE NUMBER 333-186015-12

CUSIP NUMBER 55973B AB8

(Check one):	☒ Form 10-K	☐ Form 20-F	☐ Form 11-K	☐ Form 10-Q	☐ Form 10-D
	☐ Form N-SAR	☐ Form N-CSR

	For Period Ended:	December 31, 2012
☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR
For the Transition Period Ended:

Read Instructions (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

PRC Williston LLC
Full Name of Registrant

Former Name if Applicable

777 Post Oak Boulevard, Suite 650
Address of Principal Executive Office (Street and Number)

Houston, Texas 77056
City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense
☐	(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail why forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

PRC Williston, LLC (the "Company") is a subsidiary of Magnum Hunter Resources Corporation ("Magnum Hunter"). Magnum Hunter currently holds an 87.5% controlling interest in the Company. The Company currently serves as a guarantor of Magnum Hunter's $600,000,000 aggregate principal amount of 9.750% Senior Notes due 2020 (the "Senior Notes"). Magnum Hunter previously filed a Registration Statement on Form S-4 (the "Registration Statement") with respect to an offer to exchange the Senior Notes and the guarantees thereof for registered senior notes (the “Exchange Notes”) and guarantees identical in all material respects. The Company, as a result of its guarantee of the Exchange Notes, is a co-registrant with Magnum Hunter under the Registration Statement. In addition, as a result of the non-controlling interest, when the Registration Statement was declared effective by the Securities and Exchange Commission (the “SEC”) on February 7, 2013, the Company became subject to separate issuer reporting obligations under the Securities Exchange Act of 1934, as amended (the "Exchange Act") . Accordingly, pursuant to Rule 15d-2 under the Exchange Act, the Company is required to file a special financial report on Form 10-K (the "Special Financial Report"), containing the Company's audited financial statements for the fiscal year ended December 31, 2012 (the "Company's 2012 Financial Statements"), within 90 days after the effective date of the Registration Statement.

On March 18, 2013, Magnum Hunter disclosed in a Form 8-K filed with the SEC that it would be unable to file its Annual Report on Form 10-K for the fiscal year ended December 31, 2012 by the extended due date of March 18, 2013. Also, as previously disclosed in a Form 8-K filed with the SEC on April 16, 2013, Magnum Hunter dismissed PricewaterhouseCoopers LLC ("PwC"), and engaged BDO USA, LLP ("BDO"), as its independent registered public accounting firm for the year ended December 31, 2012. Magnum Hunter's management and accounting staff have been working diligently with BDO to complete the audit of Magnum Hunter's consolidated financial statements for the fiscal year ended December 31, 2012 and the Company’s 2012 Financial Statements. However, as a result of the delay in the filing of Magnum Hunter’s Form 10-K for the fiscal year ended December 31, 2012 and the change in Magnum Hunter’s accountants, the audit of the Company's 2012 Financial Statements is still in process, and therefore the Company was unable to file the Special Financial Report within the prescribed period (on or before May 8, 2013).

The Company anticipates that it will file the Special Financial Report as soon as reasonably practicable following the filing by Magnum Hunter of its Annual Report on Form 10-K for the fiscal year ended December 31, 2012.

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification
	Gary C. Evans	832	369-6986
	(Name)	(Area Code)	(Telephone Number)

(2)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

			☒ Yes ☐ No

(3)

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

			☐ Yes ☒ No

	If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

PRC Williston, LLC

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	May 9, 2013	By	/s/ Gary C. Evans Chief Executive Officer

/s/ Ronald D. Ormand Chief Financial Officer

/s/ Fred J. Smith, Jr. Chief Accounting Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION
Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).